Offerings - Offering: 1	Apr. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,777,781
Proposed Maximum Offering Price per Unit	1.58
Maximum Aggregate Offering Price	$ 4,388,893.98
Fee Rate	0.01381%
Amount of Registration Fee	$ 606.11
Offering Note	(a) Consists of an aggregate of up to 2,777,781 shares of the Registrant's common stock, par value $0.001 per share (the "common stock"), issued by the Registrant in a private placement on March 24, 2026, consisting of (i) 462,964 shares of common stock, (ii) 925,927 shares of common stock issuable upon the exercise of outstanding Series A Warrants, (iii) 925,927 shares of common stock issuable upon the exercise of outstanding Series B warrants, and (iv) 462,963 shares of common stock issuable upon the exercise of outstanding pre-funded warrants. Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. (b) Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of common stock reported on The Nasdaq Stock Market on March 31, 2026.